Expense Example, No Redemption - PIMCO RealEstateRealReturn Strategy Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	670	925	1,199	1,978	203	627	1,078	2,327